SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS

For the six month ended June 30, 2026 and 2025, the Company did not record any impairment on the short-term investment.

	As of June 30, 2026				As of December 31, 2025
	Fair Value Measurements				Fair Value Measurements
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Publicly traded stocks	49,962	-	-	49,962	747,709	-	-	747,709
Total	49,962	-	-	49,962	747,709	-	-	747,709

SCHEDULE OF ESTIMATED USEFUL LIFE
Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years